Equity (Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) $ in Millions	Dec. 31, 2021 USD ($) ₪ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) ₪ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) ₪ / shares	Dec. 31, 2019 USD ($) $ / shares
Equity [abstract]
Number of options exercisable (In Millions)	4	4	11	11	12	12
Weighted average exercise price | (per share)	₪ 14.29	$ 4.59	₪ 13.89	$ 4.32	₪ 15.19	$ 4.40